Borrowings - Short-term and long-term borrowings (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2022	Mar. 31, 2021
Short-term borrowings [Abstract]
Total	[1]	¥ 1,050,141	¥ 1,368,098
Long-term borrowings [Abstract]
Long-term borrowings from banks and other financial institutions	[2]	3,196,144	2,878,676
Bonds and notes issued		5,792,212	4,973,001
Subtotal		8,988,356	7,851,677
Trading balances of secured borrowings		269,950	123,335
Total		9,258,306	7,975,012
Fixed-rate obligations [Member] | Japanese yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	[3]	765,412	583,148
Fixed-rate obligations [Member] | Non-Japanese yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	[3]	2,486,305	1,917,166
Floating-rate obligations [Member] | Japanese yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	[3]	917,362	876,844
Floating-rate obligations [Member] | Non-Japanese yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	[3]	329,876	327,595
Index / Equity-linked obligations [Member] | Japanese yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	[3]	942,585	906,332
Index / Equity-linked obligations [Member] | Non-Japanese yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	[3]	350,672	361,916
Short-term borrowings [Member]
Short-term borrowings [Abstract]
Commercial paper	[1]	131,915	460,014
Bank borrowings	[1]	205,857	294,052
Other	[1]	¥ 712,369	¥ 614,032

[1]	Includes secured borrowings of ¥55,569 million as of March 31, 2021 and ¥92,580 million as of March 31, 2022.
[2]	Includes secured borrowings of ¥118,106 million as of March 31, 2021 and ¥79,843 million as of March 31, 2022.
[3]	Includes secured borrowings of ¥788,618 million as of March 31, 2021 and ¥761,620 million as of March 31, 2022.